Europe 30 ProFund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ProFunds Europe 30® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.21%	3.76%	2.30%
S&P Global 1200 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		18.97%	11.38%	10.43%
STOXX Europe 50® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]		1.38%	5.91%	5.15%
Investor
Prospectus [Line Items]
Average Annual Return, Percent			4.09%	4.96%	4.20%
Performance Inception Date		Mar. 15, 1999
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.70%	4.58%	3.22%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.65%	3.84%	3.00%
Service
Prospectus [Line Items]
Average Annual Return, Percent			3.04%	3.89%	3.15%
Performance Inception Date		Mar. 15, 1999

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.
[3]	Reflects no deduction for fees, expenses or taxes. Returns are gross returns that do not reflect the reduction of any withholding taxes, and are adjusted to reflect the reinvestment of dividends paid by companies in the Index.
[4]	Reflects no deduction for fees, expenses or taxes.